Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with SEC rules, the following table sets forth information with respect to how the compensation of our NEOs aligns with Company performance.

					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)(3)(4)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)(2)(3)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(5)	Net Income ($ millions)(6)	Adjusted Net Income ($ millions)(7)
2025	19,250,277	24,676,355	8,673,222	11,072,167	58.40	170.48	165	1,726
2024	18,758,050	9,584,557	9,959,438	7,957,099	46.42	149.07	1,787	1,607
2023	18,000,136	16,072,614	9,691,458	8,388,279	68.86	101.94	2,938	1,376
2022	16,206,621	(3,338,551)	5,880,152	3,091,630	71.48	63.17	594	967
2021	14,744,780	20,823,184	4,899,559	6,122,511	126.60	148.83	590	868

(1)
NEOs included in the above compensation columns reflect the following:

Year	Principal Executive Officer (“PEO”)	Non-PEO NEOs

2025	Kevin P. Clark	Varun Laroyia, Javed A. Khan, Joseph T. Liotine, Joseph R. Massaro
2024	Kevin P. Clark	Varun Laroyia, Joseph R. Massaro, Javed A. Khan, Joseph T. Liotine, Obed D. Louissaint
2023	Kevin P. Clark	Joseph R. Massaro, William T. Presley, Obed D. Louissaint, Benjamin Lyon, Katherine H. Ramundo
2022	Kevin P. Clark	Joseph R. Massaro, Benjamin Lyon, William T. Presley, Sophia M. Velastegui
2021	Kevin P. Clark	Joseph R. Massaro, William T. Presley, Katherine H. Ramundo, Mariya K. Trickett

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Actually Paid” columns was determined by reference to (1) for RSU awards (excluding TSR awards and other performance-based awards), the closing price on each applicable year-end date or, in the case of vesting dates, the actual vesting date closing price, (2) for performance-based RSU awards (excluding TSR awards), the same valuation methodology as RSU awards above except that year-end award values are adjusted by the projected probability of achievement of each award as of each such date, and (3) for TSR-based awards, the fair value calculated by a Monte Carlo simulation as of the applicable year-end date.
(3)
For the portion of “Actually Paid” compensation that is based on year-end stock prices, the following prices were used: 2025: $76.09 (26% increase from prior year), 2024: $60.48 (33% decrease from prior year), 2023: $89.72 (4% decrease from prior year), 2022: $93.13 (44% decrease from prior year), 2021: $164.95 (27% increase from prior year).
(4)
"Compensation Actually Paid” to our PEO and the average “Compensation Actually Paid” to non-PEO NEOs reflects adjustments from total compensation reported in the Summary Compensation Table (see reconciliation below).

		PEO ($)	Average Non-PEO NEOs ($)

Total Reported in 2025 Summary Compensation Table (SCT)		19,250,277	8,673,222
+	Fair value of equity awards granted during the fiscal year 2025	(15,145,160)	(5,414,029)
+	Year-end fair value of equity awards granted during the fiscal year 2025	19,774,901	6,915,814

+	Change in fair value from end of prior fiscal year 2024 to end of current fiscal year 2025 for awards made in prior fiscal years that were unvested at end of current fiscal year 2025	408,226	483,895

+	Change in fair value from end of fiscal year 2024 to vesting date, for awards made in prior fiscal years that vested during current fiscal year 2025	388,111	413,265
Total Adjustments		5,426,078	2,398,945
Compensation Actually Paid for Fiscal Year 2025		24,676,355	11,072,167

(5)
Peer group TSR reflects the Company’s 2025 Automotive Peer Group ("Russell 3000 Automobiles and Parts Sector") as reflected in our 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of a $100 investment would be, including reinvestment of dividends.
(6)
The year ended December 31, 2025, includes a goodwill impairment charge of $648 million, as further discussed in Note 7 of our 2025 Annual Report on Form 10-K. The year ended December 31, 2023 includes a $2.1 billion deferred tax benefit recognized from the Company’s initiation of changes to its corporate entity structure, including intercompany transfers of intellectual property and other related transactions, as further discussed in Note 14 of our 10-K.
(7)
Adjusted Net Income was selected by the Compensation Committee as the Company-Selected Measure (“CSM”). It is a non-GAAP measure which represents net income attributable to Aptiv before restructuring and other special items, including the tax impact thereon. Appendix A contains a reconciliation of Adjusted Net Income to U.S. GAAP Net Income.

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote
(1)
NEOs included in the above compensation columns reflect the following:

Year	Principal Executive Officer (“PEO”)	Non-PEO NEOs

2025	Kevin P. Clark	Varun Laroyia, Javed A. Khan, Joseph T. Liotine, Joseph R. Massaro
2024	Kevin P. Clark	Varun Laroyia, Joseph R. Massaro, Javed A. Khan, Joseph T. Liotine, Obed D. Louissaint
2023	Kevin P. Clark	Joseph R. Massaro, William T. Presley, Obed D. Louissaint, Benjamin Lyon, Katherine H. Ramundo
2022	Kevin P. Clark	Joseph R. Massaro, Benjamin Lyon, William T. Presley, Sophia M. Velastegui
2021	Kevin P. Clark	Joseph R. Massaro, William T. Presley, Katherine H. Ramundo, Mariya K. Trickett

Peer Group Issuers, Footnote
(5)
Peer group TSR reflects the Company’s 2025 Automotive Peer Group ("Russell 3000 Automobiles and Parts Sector") as reflected in our 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of a $100 investment would be, including reinvestment of dividends.

PEO Total Compensation Amount	$ 19,250,277	$ 18,758,050	$ 18,000,136	$ 16,206,621	$ 14,744,780
PEO Actually Paid Compensation Amount	$ 24,676,355	9,584,557	16,072,614	(3,338,551)	20,823,184
Adjustment To PEO Compensation, Footnote
(4)
"Compensation Actually Paid” to our PEO and the average “Compensation Actually Paid” to non-PEO NEOs reflects adjustments from total compensation reported in the Summary Compensation Table (see reconciliation below).

		PEO ($)	Average Non-PEO NEOs ($)

Total Reported in 2025 Summary Compensation Table (SCT)		19,250,277	8,673,222
+	Fair value of equity awards granted during the fiscal year 2025	(15,145,160)	(5,414,029)
+	Year-end fair value of equity awards granted during the fiscal year 2025	19,774,901	6,915,814

+	Change in fair value from end of prior fiscal year 2024 to end of current fiscal year 2025 for awards made in prior fiscal years that were unvested at end of current fiscal year 2025	408,226	483,895

+	Change in fair value from end of fiscal year 2024 to vesting date, for awards made in prior fiscal years that vested during current fiscal year 2025	388,111	413,265
Total Adjustments		5,426,078	2,398,945
Compensation Actually Paid for Fiscal Year 2025		24,676,355	11,072,167

Non-PEO NEO Average Total Compensation Amount	$ 8,673,222	9,959,438	9,691,458	5,880,152	4,899,559
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,072,167	7,957,099	8,388,279	3,091,630	6,122,511
Adjustment to Non-PEO NEO Compensation Footnote
(4)
"Compensation Actually Paid” to our PEO and the average “Compensation Actually Paid” to non-PEO NEOs reflects adjustments from total compensation reported in the Summary Compensation Table (see reconciliation below).

		PEO ($)	Average Non-PEO NEOs ($)

Total Reported in 2025 Summary Compensation Table (SCT)		19,250,277	8,673,222
+	Fair value of equity awards granted during the fiscal year 2025	(15,145,160)	(5,414,029)
+	Year-end fair value of equity awards granted during the fiscal year 2025	19,774,901	6,915,814

+	Change in fair value from end of prior fiscal year 2024 to end of current fiscal year 2025 for awards made in prior fiscal years that were unvested at end of current fiscal year 2025	408,226	483,895

+	Change in fair value from end of fiscal year 2024 to vesting date, for awards made in prior fiscal years that vested during current fiscal year 2025	388,111	413,265
Total Adjustments		5,426,078	2,398,945
Compensation Actually Paid for Fiscal Year 2025		24,676,355	11,072,167

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid Versus Total Shareholder Return(1)

(1)
TSR in the above chart, in the case of both the Company and our Automotive Peer Group as noted in footnote 5 of the above Pay for Performance Table, reflects the cumulative return of $100 as if invested on December 31, 2020, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid Versus Net Income(1)

(1)
The year ended December 31, 2023 includes a $2.1 billion deferred tax benefit recognized from the Company’s initiation of changes to its corporate entity structure, including intercompany transfers of intellectual property and other related transactions, as further discussed in Note 14 of our 2024 Annual Report on Form 10-K.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid versus Adjusted Net Income(1)

(1)
Adjusted Net Income was selected by the Compensation Committee as the Company-Selected Measure. It is a non-GAAP measure which represents net income attributable to Aptiv before restructuring and other special items, including the tax impact thereon. Appendix A contains a reconciliation of Adjusted Net Income to U.S. GAAP Net Income.

Total Shareholder Return Vs Peer Group

Compensation Actually Paid Versus Total Shareholder Return(1)

(1)
TSR in the above chart, in the case of both the Company and our Automotive Peer Group as noted in footnote 5 of the above Pay for Performance Table, reflects the cumulative return of $100 as if invested on December 31, 2020, including reinvestment of any dividends.

Tabular List, Table

MOST IMPORTANT MEASURES IN LINKING COMPENSATION WITH PERFORMANCE IN FISCAL YEAR 2025

In the Company’s assessment, the following table lists the most important financial performance measures used by the Company to link compensation actually paid, as determined in accordance with SEC rules, to the NEOs to Company performance for 2025. The way these measures, together with certain other performance measures, determine the amounts of incentive compensation paid to our NEOs is described in the “Compensation Discussion and Analysis” section.

Most Important Performance Measures for 2025(1)
Adjusted Net Income
Adjusted Operating Income
Return on Net Assets
Relative Total Shareholder Return
(1)
In addition to the performance measures listed in the table above, the Company uses a Strategic Results Metric in the Annual Incentive Plan. The Strategic Results Metric focuses our executives on the Company’s strategic priorities. The Strategic Results Metric is more fully described under “2025 Annual Compensation Determination” in our “Compensation Discussion and Analysis” section.

Total Shareholder Return Amount	$ 58.4	46.42	68.86	71.48	126.6
Peer Group Total Shareholder Return Amount	170.48	149.07	101.94	63.17	148.83
Net Income (Loss)	$ 165,000,000	$ 1,787,000,000	$ 2,938,000,000	$ 594,000,000	$ 590,000,000
Company Selected Measure Amount	1,726,000,000	1,607,000,000	1,376,000,000	967,000,000	868,000,000
PEO Name	Kevin P. Clark	Kevin P. Clark	Kevin P. Clark	Kevin P. Clark	Kevin P. Clark
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income
Non-GAAP Measure Description
(7)
Adjusted Net Income was selected by the Compensation Committee as the Company-Selected Measure (“CSM”). It is a non-GAAP measure which represents net income attributable to Aptiv before restructuring and other special items, including the tax impact thereon. Appendix A contains a reconciliation of Adjusted Net Income to U.S. GAAP Net Income.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Net Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,426,078
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,774,901
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	408,226
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,145,160)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	388,111
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,398,945
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,915,814
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	483,895
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,414,029)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 413,265